Related Party Transactions (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SALES TO:
Total Sales	$ 192,841	$ 1,519,531	$ 506,495
Service [Member]
SERVICE PROVIDED BY:
Total Services Consumed		421,950
TDH Group BVBA [Member] | Service [Member]
SERVICE PROVIDED BY:
Total Services Consumed		278,396
Hanyinhe [Member] | Service [Member]
SERVICE PROVIDED BY:
Total Services Consumed		9,373
TDH JAPAN [Member] | Service [Member]
SERVICE PROVIDED BY:
Total Services Consumed		134,181
Sales [Member]
SALES TO:
Total Sales	192,841	1,519,531	506,495
Sales [Member] | Like [Member]
SALES TO:
Total Sales		1,167,933	506,495
Sales [Member] | Zhenyu [Member]
SALES TO:
Total Sales	5,778
Sales [Member] | Quanmin Chongai [Member]
SALES TO:
Total Sales	187,063
Sales [Member] | Liujiayi [Member]
SALES TO:
Total Sales		25,832
Sales [Member] | TDH Group BVBA [Member]
SALES TO:
Total Sales		325,766
Purchases [Member]
PURCHASES FROM:
Total Purchases		31,561	198,377
Purchases [Member] | Zhenyu [Member]
PURCHASES FROM:
Total Purchases		28,872	163,127
Purchases [Member] | TDH Group BVBA [Member]
PURCHASES FROM:
Total Purchases		2,689
Purchases [Member] | Yinhe Jiutian [Member]
PURCHASES FROM:
Total Purchases			5,059
Purchases [Member] | Kangkang Family Farm [Member]
PURCHASES FROM:
Total Purchases			$ 30,191